May 5, 2014
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control – Edgar

RE:	RiverSource Life Insurance Co. of New York (“Company”)
          on behalf of RiverSource of New York Account 8 (“Registrant”)
File Nos. 333-183262 and 811-05213
RiverSource® Variable Universal Life 5/ RiverSource® Variable Universal Life 5 – Estate Series
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policies do not differ from that contained in Registrant’s Post-Effective Amendment No. 2 (Amendment). This Amendment was filed electronically on April 29, 2014.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll Dixie Carroll
Assistant General Counsel and
Assistant Secretary